Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	PROFESSIONALLY MANAGED PORTFOLIOS
Entity Central Index Key	dei_EntityCentralIndexKey	0000811030
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 15, 2020
Document Effective Date	dei_DocumentEffectiveDate	May 15, 2020
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Otter Creek Long/Short Opportunity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Otter Creek Long/Short Opportunity Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Otter Creek Long/Short Opportunity Fund
Institutional Class – Ticker: OTTRX
Investor Class – Ticker: OTCRX
Supplement dated May 15, 2020 to the
Statutory Prospectus dated February 28, 2020

1.	The relevant information under the section entitled “Summary Section – Principal Investment Risks” on page 4, of the Fund’s Statutory Prospectus is deleted and replaced with the following:

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely affect performance. Such adverse effect on performance could include a decline in the value and liquidity of securities held by the Fund, unusually high and unanticipated levels of redemptions, an increase in portfolio turnover, a decrease in NAV, and an increase in Fund expenses. It may also be unusually difficult to identify both investment risks and opportunities, in which case investment goals may not be met. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact markets or issuers in which the Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. It is impossible to predict whether or for how long such market events will continue, particularly if they are unprecedented, unforeseen or widespread events or conditions. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply and for extended periods, and you could lose money. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Supplement Closing [Text Block]	ck0000811030_SupplementClosingTextBlock	Please retain this supplement for your reference.
Otter Creek Long/Short Opportunity Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	OTTRX
Otter Creek Long/Short Opportunity Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	OTCRX